Organization - Additional Information (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Organization
Net asset of VIE, not pledged	¥ 12,746,435,387	$ 1,848,059,412	¥ 14,091,125,173
Variable Interest Entity
Organization
Net asset of VIE, not pledged	11,806,921,006	1,711,842,633	13,511,483,705
Asset not pledged as collateral | Variable Interest Entity
Organization
Net asset of VIE, not pledged	¥ 11,022,000,000	$ 1,598,000,000	¥ 11,580,000,000